Supplementary Information to Statement of Loss (Tables)	12 Months Ended
Mar. 31, 2018
Supplementary Information To Statement Of Loss
Schedule of Employee Salaries and Benefits

The employees’ salaries and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Year ended March 31,
	2018	2017	2016
Salaries and benefits included in the following:
Exploration and evaluation expenses	$1,094,000	$676,000	$748,000
General and administration expenses(i)	629,000	478,000	882,000
Total	$1,723,000	$1,154,000	$1,630,000

(i)	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other expenses classified as general and administration expenses.

Schedule of Office and Administration Expenses

Office and administration expenses include the following:

	Year ended March 31,
	2018	2017	2016
Salaries and benefits	$470,530	$445,219	$845,695
Data processing and retention	61,235	61,083	111,743
Other office expenses	126,921	88,432	155,184
Total	$658,686	$594,734	$1,112,622